UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steven B. Klinsky
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  028-12376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, L.L.C.
Phone:     212-720-0300

Signature, Place, and Date of Signing:

 /s/          Steven B. Klinsky     New York, NY/USA     May 15, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-12378                     NEW MOUNTAIN VANTAGE ADVISERS, L.L.C.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:    $559,282 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-13539                     NEW MOUNTAIN CAPITAL, L.L.C.
2    028-13538                     NEW MOUNTAIN INVESTMENTS II (CAYMAN), L.P.
3    028-13537                     NMI II (CAYMAN) GP, LTD

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DELTEK INC                     COM              24784L105   435401 40844374 SH       DEFINED 1            40844374        0        0
NEW MTN FIN CORP               COM              647551100    29265  2129884 SH       DEFINED               2129884        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    94616  3057055 SH       DEFINED 1  2  3       3057055        0        0